Segment Information (Tables) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Summary Of Segment Reporting Information By Segment
Segment information is presented in the table below:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Segment revenues
Motion Picture	$1,245.6	$791.6
Television Production	860.7	1,468.6

Total revenue	$2,106.3	$2,260.2

Gross contribution
Motion Picture	$320.3	$248.9
Television Production	134.6	136.6

Total gross contribution	454.9	385.5
Segment general and administration
Motion Picture	83.2	66.2
Television Production	40.5	32.0

Total segment general and administration	123.7	98.2
Segment profit
Motion Picture	237.1	182.7
Television Production	94.1	104.6

Total segment profit	$331.2	$287.3

Segment information is presented in the table below:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Segment revenues
Motion Picture	$1,323.7	$1,185.3	$1,081.1
Television Production	1,760.1	1,531.0	831.8

Total revenue	$3,083.8	$2,716.3	$1,912.9

Gross contribution
Motion Picture	$386.3	$356.0	$401.8
Television Production	185.3	124.1	126.3

Total gross contribution	571.6	480.1	528.1
Segment general and administration
Motion Picture	109.8	93.1	106.2
Television Production	51.9	40.2	42.7

Total segment general and administration	161.7	133.3	148.9
Segment profit
Motion Picture	276.5	262.9	295.6
Television Production	133.4	83.9	83.6

Total segment profit	$409.9	$346.8	$379.2

Summary Of Reconciliation Of Total Segment Profit To The Company's Income (loss)
The reconciliation of total segment profit to the Company’s income (loss) before income taxes is as follows:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Company’s total segment profit	$331.2	$287.3
Corporate general and administrative expenses (1)	(76.2)	(57.7)
Adjusted depreciation and amortization (2)	(7.1)	(8.9)
Restructuring and other (3)	(61.5)	(20.6)
COVID-19 related benefit (charges) included in direct operating expense (4)	0.5	6.2
Content charges (5)	(1.1)	(7.7)
Adjusted share-based compensation expense 6)	(46.3)	(40.1)
Purchase accounting and related adjustments (7)	(19.4)	(51.4)

Operating income	120.1	107.1
Interest expense	(157.1)	(117.8)
Interest and other income	6.9	4.9
Other expense	(14.3)	(17.2)
Loss on extinguishment of debt	—	(1.3)
Gain on investments, net	2.7	42.1
Equity interests income	5.7	0.8

Income (loss) before income taxes	$(36.0)	$18.6

The reconciliation of total segment profit to the Company’s income (loss) before income taxes is as follows:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Company’s total segment profit	$409.9	$346.8	$379.2
Corporate general and administrative expenses (1)	(100.9)	(80.0)	(91.4)
Adjusted depreciation and amortization (2)	(12.2)	(12.4)	(13.4)
Restructuring and other (3)	(27.2)	(6.3)	(21.1)
COVID-19 related benefit (charges) included in direct operating expense and distribution and marketing expense (4)	8.9	5.2	(50.9)
Content charges (5)	(8.1)	—	—
Charges related to Russia’s invasion of Ukraine (6)	—	(5.9)	—
Adjusted share-based compensation expense (7)	(69.2)	(70.2)	(54.5)
Purchase accounting and related adjustments (8)	(61.6)	(65.3)	(52.0)

Operating income	139.6	111.9	95.9
Interest expense	(162.6)	(115.0)	(109.7)
Interest and other income	6.4	28.0	6.1
Other expense	(21.2)	(8.6)	(4.7)
Loss on extinguishment of debt	(1.3)	(3.4)	—
Gain on investments	44.0	1.3	0.6
Equity interests income (loss)	0.5	(3.0)	(6.1)

Income (loss) before income taxes	$5.4	$11.2	$(17.9)

Summary Of Adjusted Depreciation And Amortization Reporting Segment

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Depreciation and amortization	$11.1	$13.2
Less: Amount included in purchase accounting and related adjustments	(4.0)	(4.3)

Adjusted depreciation and amortization	$7.1	$8.9

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Depreciation and amortization	$17.9	$18.1	$17.2
Less: Amount included in purchase accounting and related adjustments	(5.7)	(5.7)	(3.8)

Adjusted depreciation and amortization	$12.2	$12.4	$13.4

Summary Of Reconciles Total Share Based Compensation Expense
(6)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Nine Months Ended
	December 31,
	2023	2022
	(Amounts in millions)
Total share-based compensation expense (i)	$53.6	$42.2
Less:
Amount included in restructuring and other (ii)	(7.3)	(2.1)

Adjusted share-based compensation	$46.3	$40.1

(i)
Total share-based compensation expense in the nine months ended December 31, 2023 and 2022 includes $12.1 million and $17.0 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.

(ii)
Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.

(7)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Total share-based compensation expense (i)	$73.4	$70.2	$58.0
Less:
Amount included in restructuring and other (ii)	(4.2)	—	(3.5)

Adjusted share-based compensation	$69.2	$70.2	$54.5

Summary Of Purchase Accounting And Related Adjustments

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Purchase accounting and related adjustments:
Direct operating	$—	$0.7
General and administrative expense (i)	15.4	46.4
Depreciation and amortization	4.0	4.3

	$19.4	$51.4

(i)
These adjustments include the
non-cash
charge for the accretion of the noncontrolling interest discount related to Pilgrim Media Group and 3 Arts Entertainment, the non-cash
charge for the amortization of the recoupable portion of the purchase price and the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interest in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Purchase accounting and related adjustments:
Direct operating	$0.7	$0.4	$1.0
General and administrative expense (i)	55.2	59.2	47.2
Depreciation and amortization	5.7	5.7	3.8

	$61.6	$65.3	$52.0

Summary Of Noncontrolling Equity Interest In The Distributable Earnings

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Amortization of recoupable portion of the purchase price	$1.3	$5.7
Noncontrolling interest discount amortization	—	13.3
Noncontrolling equity interest in distributable earnings	14.1	27.4

	$15.4	$46.4

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Amortization of recoupable portion of the purchase price	$7.7	$7.7	$7.7
Noncontrolling interest discount amortization	13.2	22.7	22.7
Noncontrolling equity interest in distributable earnings	34.3	28.8	16.8

	$55.2	$59.2	$47.2

Summary Of General And Administration Of The Company
The following table reconciles segment general and administration expense to the Company’s total combined general and administration expense:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$123.7	$98.2
Corporate general and administrative expenses	76.2	57.7
Share-based compensation expense included in general and administrative expense (1)	46.3	40.1
Purchase accounting and related adjustments	15.4	46.4

	$261.6	$242.4

(1)
Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $12.1 million in the nine months ended December 31, 2023 (2022—$17.0 million).

The following table reconciles segment general and administration to the Company’s total combined general and administration expense:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
General and administration
Segment general and administrative expenses	$161.7	$133.3	$148.9
Corporate general and administrative expenses	100.9	80.0	91.4
Share-based compensation expense included in general and administrative expense (1)	69.2	70.2	54.5
Purchase accounting and related adjustments	55.2	59.2	47.2

	$387.0	$342.7	$342.0

(1)
Includes share-based compensation expense related to the allocation of Lionsgate corporate and shared employee share-based compensation expenses of $26.7 million in fiscal year 2023 (2022- $19.6 million, 2021—$18.0 million).

Summary Of Reconciliation Of Total Segments Assets To The Company
The reconciliation of total segment assets to the Company’s total combined assets is as follows:

	December 31, 2023	March 31, 2023
	(Amounts in millions)
Assets
Motion Picture	$1,744.2	$1,759.4
Television Production	2,393.6	1,949.1
Other unallocated assets (1)	981.3	704.2

	$5,119.1	$4,412.7

(1)	Other unallocated assets primarily consist of cash, other assets and investments.

The reconciliation of total segment assets to the Company’s total combined assets is as follows:

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Assets
Motion Picture	$1,759.4	$1,622.6
Television Production	1,949.1	1,978.9
Other unallocated assets (1)	704.2	724.2

	$4,412.7	$4,325.7

(1)	Other unallocated assets primarily consist of cash, other assets and investments.

Summary Of Acquisition Of Investment In Films And Television Programs
The following table sets forth acquisition of investment in films and television programs, as broken down by segment for the years ended March 31, 2023, 2022 and 2021:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Acquisition of investment in films and television programs
Motion Picture	$484.5	$463.1	$325.8
Television Production	1,083.9	1,287.0	856.1

	$1,568.4	$1,750.1	$1,181.9

Summary Of Capital Expenditures
The following table sets forth capital expenditures, as broken down by segment for the years ended March 31, 2023, 2022 and 2021:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Capital expenditures
Motion Picture	$—	$—	$—
Television Production	0.3	0.4	0.4
Corporate (1)	6.2	5.7	9.8

	$6.5	$6.1	$10.2

(1)	Represents unallocated capital expenditures primarily related to the Company’s corporate headquarters.

Summary Of Revenue From External Customers By Geographic Areas
Revenue by geographic location, based on the location of the customers, with no other foreign country individually comprising greater than 10% of total revenue, is as follows:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Revenue
Canada	$64.0	$56.7	$41.0
United States	2,348.8	2,084.0	1,470.8
Other foreign	671.0	575.6	401.1

	$3,083.8	$2,716.3	$1,912.9

Summary Of Long-lived Assets By Geographic Areas
Long-lived assets by geographic location are as follows:

	March 31, 2023	March 31, 2022

	(Amounts in millions)
Long-lived assets (1)
United States	$1,736.5	$1,859.7
Other foreign	190.8	164.2

	$1,927.3	$2,023.9

(1)	Long-lived assets represents total assets less the following: current assets, investments, long-term receivables, intangible assets, goodwill and deferred tax assets.